Property and equipment	12 Months Ended
Mar. 31, 2014
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2013	2014	2014
	(In millions)
Land and premises	Rs. 11,622.7	Rs. 14,659.9	US$	244.3
Software and systems	11,047.5	13,150.2		219.2
Equipment and furniture	41,417.6	44,907.5		748.5

Property and equipment, at cost	64,087.8	72,717.6		1,212.0
Less: Accumulated depreciation	35,109.4	41,348.5		689.2

Property and equipment, net	Rs. 28,978.4	Rs. 31,369.1	US$	522.8

Depreciation and amortization charged for the years ended March 31, 2012, March 31,2013 and March 31, 2014 was Rs. 5,588.7 million, Rs. 6,686.2 million and Rs. 6,980.3 million (US$ 116.3 million), respectively.